Taxation (Tables)	12 Months Ended
Jun. 30, 2024
Taxation
Schedule of taxation

		2024	2023	2022
for the year ended 30 June	Note	Rm	Rm	Rm
South African normal tax		8 128	10 271	13 399
current year[1]		8 212	10 671	13 303
prior years[2]		(84)	(400)	96
Dividend withholding tax		—	—	(24)
Foreign tax		2 028	2 654	2 856
current year		2 045	2 507	2 737
prior years		(17)	147	119

Income tax	10	10 156	12 925	16 231
Deferred tax – South Africa	11	709	(4 721)	(2 535)
current year[3]		570	(5 687)	(2 356)
prior years[4]		139	966	(108)
reduction in corporate tax rate[5]		—	—	(71)

Deferred tax – foreign	11	(1 126)	(3 023)	173
current year[6]		(1 031)	(2 845)	(132)
prior years		(102)	(172)	306
tax rate change		7	(6)	(1)
		9 739	5 181	13 869
1	The decrease in 2024 mainly relates to decrease in taxable profits in SSA.
2	2023 mainly relates to Section 12L allowances, as well as differences in provisions.
3	The 2023 amount mainly relates to Synref impairment recognised. The decrease in 2022 relates to the recognition of a deferred tax asset relating to derivative losses in Sasol Financing International Limited.
4	The 2023 amount is impacted by a translation difference of R845 million arising from exchange rates applied by the South African Revenue Service (SARS) at the date of assessment.
5	On 23 February 2022, a decrease in the South African corporate tax rate from 28% to 27% was announced, effective from 1 July 2022.
6	The decrease in the current year relates mainly to the reversal of a deferred tax asset of R15,3 billion previously recognised on tax losses, partially offset by the impact of current year impairments of R13,6 billion and tax loss mainly in the US.

Schedule of reconciliation of effective tax rate to current tax rate

	2024	2023	2022
	%	%	%
Reconciliation of effective tax rate

The table below shows the difference between the South African enacted tax rate compared to the effective tax rate in the income statement. Total income tax expense differs from the amount computed by applying the South African normal tax rate to profit before tax. The reasons for these differences are:

South African normal tax rate	27,0	27,0	28,0
(Decrease)/increase in rate of tax due to:
disallowed expenditure[1]	(2,3)	6,1	1,1
disallowed share-based payment expenses	(0,1)	0,2	0,1
different tax rates[2]	(7,9)	3,1	0,5
tax losses not recognised[3]	(49,6)	4,8	0,8
translation differences[4]	—	4,3	—
capital gains and losses[5]	—	—	1,6
prior year adjustments	—	—	0,7
other adjustments	—	2,1	0,3
Increase/(decrease) in rate of tax due to:
exempt income[7]	0,2	(2,7)	(5,9)
share of profits of equity accounted investments [8]	1,4	(4,9)	(1,6)
utilisation of tax losses	0,8	(0,7)	(0,1)
investment incentive allowances	0,2	(1,3)	(0,1)
translation differences	0,4	—	(0,3)
capital gains and losses	—	(0,2)	—
change in South African corporate income tax rate	—	—	(0,1)
prior year adjustments[9]	—	(2,1)	—
other adjustments[6]	1,7	—	—
Effective tax rate	(28,2)	35,7	25,0
1	Includes non-deductible expenses incurred not deemed to be in the production of taxable income mainly relating to non-productive interest, project costs and goodwill impaired during the year.
2	Mainly relates to the lower tax rate in the US (23%) and the higher tax rate for Sasol Petroleum Temane Limitada in Mozambique (32%) on higher taxable income.
3	Relates mainly to the partial write-down of deferred tax asset previously recognised on tax losses in the US as it is no longer considered probable that sufficient future taxable income will be available in the foreseeable future to fully utilise these losses.
4	2023 impacted by a translation difference of R845 million arising from exchange rates applied by SARS at the date of the 2022 assessment.
9	Taxation continued
5	2022 capital gains tax payable in South Africa and Mozambique on the disposal of 30% of our equity interest in the ROMPCO pipeline.
6	Included in the current year is the impact of the reversal of the 2018 impairment in Sasol Petroleum Temane Limited.
7	2023 mainly related to Italian tax credit for energy and gas consuming companies and FCTR reclassified on the liquidation of businesses. 2022 related to the FCTR reclassified on the disposal of the Canadian and Wax businesses and the profit on disposal of the ROMPCO pipeline.
8	Change from 2023 to 2024 mainly relates to lower profits from ORYX GTL Limited due to lower plant utilisation rates.
9	2023 relates mainly to tax return adjustments on provisions.